Note 35 - Related Parties	12 Months Ended
Dec. 31, 2022
Statement Line Items [Line Items]
Disclosure of transactions between related parties [text block]
35	Related parties

Directors of the company, as well as certain executives, are considered key management. For entities within the Group refer to note 36.

Employee contracts between Caledonia Mining South Africa Proprietary Limited, the Company and key management, include an option for respective key management to terminate such employee contract in the event of a change in control of the Company and to receive a severance payment equal to two years’ compensation. If this was triggered as at December 31, 2022 the severance payment would have amounted to $8,575 (2021: $8,214, 2020: $8,338). A change in control would constitute:

●	the acquisition of more than 50% of the shares; or
●	the acquisition of right to exercise the majority of the voting rights of shares; or
●	the acquisition of the right to appoint the majority of the board of directors; or
●	the acquisition of more than 50% of the assets of the Group.

Key management personnel and director transactions:

The Company has entered into a consultancy agreement with SR Curtis, a director of the Board, effective July 1, 2022 until December 31, 2023 of a monthly fee of $44.1 as from July 1, 2022 until December 31, 2022 and $12.5 from January 1, 2023 until December 31, 2023. During the period ended December 31, 2022, the Company recorded $265 (2021: $Nil) in consultancy fees.

A number of related parties transacted with the Group in the reporting period. The aggregate value of transactions and outstanding balances relating to key management personnel and entities over which they have control or significant influence were as follows:

	2022	2021	2020

Key management salaries and bonuses	3,773	3,245	2,915
Cash-settled share-based expense*	617	540	1,280
	4,390	3,785	4,195

*	Amount inclusive of $354 (2021: $123, 2020: $295) classified as production costs. Employees, officers, directors, consultants and other service providers also participate in the OEICP (see note 11).

Group entities are set out in note 36.

Refer to note 6 and note 27 for transactions with non-controlling interests.

Refer to note 37 for management fees between Caledonia Mining South Africa Proprietary Limited and Blanket Mine (1983) (Private) Limited.

Refer to note 30 for transactions on the Guarantee issued between GMS UK and Caledonia.

Refer to note 11 for directors fees paid.

All related party transactions occurred at arm’s length.